INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
	December 31,
	2013	2014
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:

Development technology	1,798	1,922
Customer relationships	945	978
Brand name	104	125

	2,847	3,025

Amortized cost	$567	$389

Schedule of Intangible Assets, Amortization Expenses
Year ended December 31,	US $

2015	166
2016	160
2017	21
2018	21
2019	21

$389